Long-Term Borrowings (Details) - USD ($)	Jul. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Long-Term Borrowings
Outstanding Loan Balance		$ 636,009,067	$ 651,628,487
Unamortized Deferred Financing Fees		5,182,480	6,062,278
Total		630,826,587	645,566,209
Other Finance-lease liabilities		70,959	$ 80,838
Total		$ 630,897,546
SOFR
Long-Term Borrowings
Adjustment to interest rate basis		2.27%
Milos
Long-Term Borrowings
Outstanding Loan Balance		$ 31,075,000
Unamortized Deferred Financing Fees		141,179
Total		$ 30,933,821
Milos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.75%
Poliegos
Long-Term Borrowings
Outstanding Loan Balance		$ 27,999,000
Unamortized Deferred Financing Fees		247,189
Total		$ 27,751,811
Poliegos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.60%
Kimolos
Long-Term Borrowings
Outstanding Loan Balance		$ 28,200,000
Unamortized Deferred Financing Fees		115,596
Total		$ 28,084,404
Kimolos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.90%
Folegandros
Long-Term Borrowings
Outstanding Loan Balance		$ 28,200,000
Unamortized Deferred Financing Fees		115,596
Total		$ 28,084,404
Folegandros | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.90%
Nissos Sikinos
Long-Term Borrowings
Outstanding Loan Balance		$ 36,487,500
Unamortized Deferred Financing Fees		226,812
Total		$ 36,260,688
Nissos Sikinos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.85%
Nissos Sifnos
Long-Term Borrowings
Outstanding Loan Balance		$ 36,487,500
Unamortized Deferred Financing Fees		228,304
Total		$ 36,259,196
Nissos Sifnos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.85%
Nissos Rhenia
Long-Term Borrowings
Outstanding Loan Balance		$ 50,176,232
Unamortized Deferred Financing Fees		789,944
Total		$ 49,386,288
Nissos Rhenia | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		5.49%
Nissos Despotiko
Long-Term Borrowings
Outstanding Loan Balance		$ 50,563,775
Unamortized Deferred Financing Fees		803,761
Total		$ 49,760,014
Nissos Despotiko | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		5.49%
Nissos Donoussa
Long-Term Borrowings
Outstanding Loan Balance		$ 53,435,000
Unamortized Deferred Financing Fees		1,022,632
Total		$ 52,412,368
Nissos Donoussa | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.65%
Nissos Kythnos
Long-Term Borrowings
Outstanding Loan Balance		$ 55,837,292
Unamortized Deferred Financing Fees		192,553
Total		$ 55,644,739
Nissos Kythnos | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.40%
Nissos Keros
Long-Term Borrowings
Outstanding Loan Balance		$ 39,000,000
Unamortized Deferred Financing Fees		159,874
Total		$ 38,840,126
Nissos Keros | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.90%
Nissos Anafi
Long-Term Borrowings
Outstanding Loan Balance		$ 67,547,768
Unamortized Deferred Financing Fees		263,581
Total		$ 67,284,187
Nissos Anafi | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.40%	1.90%
Nissos Kea
Long-Term Borrowings
Outstanding Loan Balance		$ 65,000,000
Unamortized Deferred Financing Fees		454,000
Total		$ 64,546,000
Nissos Kea | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.35%
Nissos Nikouria
Long-Term Borrowings
Outstanding Loan Balance		$ 66,000,000
Unamortized Deferred Financing Fees		421,459
Total		$ 65,578,541
Nissos Nikouria | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.40%